UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-07678)
American Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/11
Date of reporting period: 11/30/10

Item 1. Schedule of Investments.
Schedule of Investments   |   November 30, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)

Municipal Long-Term Investments — 148.6%
Alabama — 0.9%
Revenue Bond — 0.9%
Camden Industrial Development Board, Weyerhaeuser, Series B (AMT) (Pre-refunded 12/1/13 @ 100), 6.38%, 12/1/24 à	$650,000	$752,109

Arizona — 6.0%
Revenue Bond — 2.4%
Maricopa County Industrial Development Authority, Health Facilities, Catholic Healthcare West, Series A, 5.25%, 7/1/32	2,000,000	1,964,440

General Obligation — 3.6%
Pima County Unified School District Number 1, Tucson (FGIC) (NATL), 8.38%, 7/1/13	2,450,000	2,870,591

		4,835,031

California — 7.1%
Revenue Bonds — 4.5%
Los Angeles County Metropolitan Transportation Authority, Series B, 5.00%, 6/1/18	1,335,000	1,555,582
Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project (AMT),
5.40%, 4/1/25, Series A-2	1,000,000	1,012,860
5.00%, 7/1/27, Series B	500,000	487,870
State Communities Development Authority, Henry Mayo Newhall Memorial Hospital, Series A (CMI), 5.00%, 10/1/27	500,000	471,695
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT), 5.00%, 12/1/22	100,000	85,319

		3,613,326

General Obligation — 2.6%
Los Rios Community College District, Series D, 5.38%, 8/1/34	2,000,000	2,050,680

		5,664,006

Colorado — 11.8%
Revenue Bonds — 11.8%
State Health Facilities Authority, Covenant Retirement Communities, Series B, 6.13%, 12/1/33	1,000,000	964,790
State Health Facilities Authority, Evangelical Lutheran,
5.90%, 10/1/27	650,000	654,427
5.00%, 6/1/29	1,000,000	946,840
State Health Facilities Authority, Poudre Valley, Series B (AGM), 5.25%, 3/1/36	2,000,000	2,018,080
State Health Facilities Authority, Valley View Hospital Association, 5.50%, 5/15/28	750,000	748,313
State Health Facilities Authority, Volunteers of America Care, Series A, 5.00%, 7/1/15	280,000	273,162
State Housing & Finance Authority, Multifamily Housing Project, Series A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,758,066
State Housing & Finance Authority, Disposal Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,035,720
Water Reserve & Power Development Authority, Clean Water, Series A, 5.90%, 9/1/16	25,000	25,113

		9,424,511

Florida — 8.7%
Revenue Bonds — 8.7%
Miami-Dade County Educational Facilities Authority, University of Miami, Series A, 5.20%, 4/1/24	1,000,000	1,035,210
Miami-Dade County Water & Sewer Systems, (AGM), 5.00%, 10/1/39	2,000,000	2,010,680
Palm Beach County Health Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,143,648
Palm Beach County Health Facilities Authority, ACTS Retirement — Life Communities, Series A, 4.50%, 11/15/36	2,120,000	1,666,914
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	1,139,281

		6,995,733

AMERICAN MUNICIPAL INCOME PORTFOLO   |   2010 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶
Georgia — 0.9%
Revenue Bond — 0.9%
Fulton County Development Authority, Maxon Atlantic Station, Fulton Cooling, Series A (AMT) (Mandatory Put 3/1/15 @ 100), 5.13%, 3/1/26	$700,000	$689,374

Illinois — 7.8%
Revenue Bonds — 5.9%
State Finance Authority, Capital Appreciation, Clare Water Tower, Series B, Zero Coupon Bond, 11.31%, 5/15/50 ¥ °	187,500	2,126
State Finance Authority, Clare Water Tower, Series A, 6.00%, 5/15/28 ¥	437,500	303,420
State Finance Authority, Franciscan Communities, Series A, 5.50%, 5/15/37	925,000	738,344
State Finance Authority, Landing at Plymouth Place Project, Series A, 6.00%, 5/15/37	700,000	586,901
State Finance Authority, Roosevelt University, 5.50%, 4/1/37	700,000	639,261
State Finance Authority, Roosevelt University Project, 6.25%, 4/1/29	500,000	508,770
State Finance Authority, Rush University Medical Center, Series B (NATL), 5.25%, 11/1/35	1,000,000	943,000
State Finance Authority, Three Crowns Park Plaza, Series A, 5.88%, 2/15/26	500,000	480,765
State Health Facility Authority, Lutheran General Hospital, Series C, 7.00%, 4/1/14	485,000	538,418

		4,741,005

General Obligation — 1.9%
McCook, 5.20%, 12/1/30	1,500,000	1,538,475

		6,279,480

Indiana — 4.2%
Revenue Bonds — 4.2%
State Health & Educational Facility Financing Authority, Sisters of St. Francis (AGM),
5.25%, 11/1/25	475,000	500,612
5.25%, 11/1/29	530,000	546,054
State Health Facility Financing Authority, Columbus Regional Hospital (AGM), 7.00%, 8/15/15	2,030,000	2,293,737

		3,340,403

Iowa — 2.4%
Revenue Bonds — 2.4%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	880,000	881,936
State Finance Authority, Retirement Community, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	727,192
State Higher Education Loan Authority, Wartburg College (ACA) (Pre-refunded 10/1/12 @ 100), 5.50%, 10/1/33 à	250,000	271,755

		1,880,883

Kansas — 3.2%
Revenue Bonds — 3.2%
Olathe Health Facilities, Olathe Medical Center, 5.00%, 9/1/29	1,000,000	984,380
State Development Finance Authority, Hospital, Adventist Health, 5.50%, 11/15/29	1,500,000	1,593,645

		2,578,025

Kentucky — 3.1%
Revenue Bond — 3.1%
Louisville & Jefferson County Metropolitan Government, College, Bellarmine University, Series A, 6.00%, 5/1/38	2,500,000	2,493,175

Louisiana — 1.0%
Revenue Bond — 1.0%
Rapides Finance Authority, Cleco Power LLC Project (AMBAC) (AMT), 4.70%, 11/1/36	1,000,000	831,700

Maryland — 2.9%
General Obligation — 2.9%
Maryland State, 2nd Series, 5.00%, 7/15/20	2,000,000	2,312,940

AMERICAN MUNICIPAL INCOME PORTFOLO   |   2010 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶
Massachusetts — 6.4%
Revenue Bonds — 6.4%
State Development Financing Agency, Adventcare Project,
6.75%, 10/15/37, Series A	$650,000	$588,042
7.63%, 10/15/37	880,000	880,906
State Development Financing Agency, Education Facility, Academy of the Pacific Rim, Series A (ACA), 5.13%, 6/1/31	1,825,000	1,595,233
State Development Financing Agency, Senior Living Facility, Groves — Lincoln, Series A, 7.88%, 6/1/44	1,000,000	1,038,380
State Health & Educational Facilities Authority, Suffolk University, Series A, 5.75%, 7/1/39	1,000,000	1,011,080

		5,113,641

Michigan — 1.5%
Revenue Bond — 1.5%
State Strategic Fund, Michigan House of Representatives, Series A (AGC), 5.25%, 10/15/23	1,165,000	1,223,751

Minnesota — 11.3%
Revenue Bonds — 11.3%
Cuyuna Range Hospital District,
5.00%, 6/1/29	1,000,000	904,690
5.50%, 6/1/35	1,000,000	930,190
Glencoe Health Care Facilities, Regional Health Services Project (Pre-refunded 4/1/11 @ 101), 7.50%, 4/1/31 à	900,000	930,357
Maplewood Multifamily, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,018,970
Marshall Medical Center, Avera Marshall Regional Medical Center Project, Series A (Pre-refunded 11/1/13 @100), 6.00%, 11/1/28 à	500,000	565,040
St. Louis Park Health Care Facilities, Nicollet Health Services, 5.75%, 7/1/39	2,000,000	2,046,100
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	875,000	699,335
St. Paul Housing & Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,337,350
State Agricultural & Economic Development Board, Fairview Health Care System, Series A, 6.38%, 11/15/29	30,000	30,216
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28	675,000	597,496

		9,059,744

Mississippi — 3.0%
General Obligations — 3.0%
State Development Bank Special Obligation, Jackson,
5.50%, 1/1/23	1,325,000	1,441,070
5.80%, 1/1/24	850,000	931,651

		2,372,721

Missouri — 2.9%
Revenue Bonds — 2.9%
Boone County, Boone Hospital Center, 5.63%, 8/1/38	1,500,000	1,504,965
North Central Regional Water System, 5.00%, 1/1/37	1,000,000	834,510

		2,339,475

Montana — 0.6%
Revenue Bond — 0.6%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	500,000	506,610

Nebraska — 4.9%
Revenue Bonds — 4.9%
University of Nebraska, Omaha Health & Recreation Project,
5.00%, 5/15/33	1,250,000	1,282,037
5.00%, 5/15/38	2,600,000	2,643,628

		3,925,665

New Hampshire — 0.7%
Revenue Bond — 0.7%
State Health and Education Facilities Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	561,192

AMERICAN MUNICIPAL INCOME PORTFOLO   |   2010 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶
New Mexico — 0.8%
Revenue Bonds — 0.8%
State Mortgage Finance Authority,
6.88%, 1/1/25 Series A (FHA) (FMHA) (VA)	$320,000	$334,544
6.50%, 7/1/25 Series C (FNMA) (GNMA)	265,000	276,236

		610,780

North Carolina — 3.2%
Revenue Bond — 1.9%
State Capital Facilities Finance Agency, Meredith College, 6.13%, 6/1/35	1,500,000	1,504,905

General Obligation — 1.3%
Mecklenburg County Public Improvement, Series B, 4.00%, 2/1/23	1,000,000	1,038,950

		2,543,855

Ohio — 1.7%
Revenue Bonds — 1.7%
Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, 5/15/26	1,000,000	999,550
Richland County Hospital Facilities, Medcentral Health System, Series B, 6.38%, 11/15/30	335,000	338,541

		1,338,091

Oregon — 1.9%
Revenue Bonds — 1.9%
City of Portland, Sewer System, Second Lien, Series B (NATL), 5.00%, 6/15/24	1,000,000	1,064,380
Gilliam County Waste Management (AMT), 5.25%, 7/1/29	500,000	489,410

		1,553,790

Pennsylvania — 5.0%
Revenue Bonds — 5.0%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, Series A, 5.75%, 8/15/20	1,000,000	1,000,120
Delaware County College Authority, Neumann College, 6.00%, 10/1/30	1,000,000	1,008,600
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	878,400
State Economic Development Financing Authority, Allegheny Energy Supply Company, 7.00%, 7/15/39	1,000,000	1,100,390

		3,987,510

Puerto Rico — 1.7%
Revenue Bond — 1.7%
Puerto Rico Electric Power Authority, Series UU (CIFG), 4.25%, 7/1/27	1,500,000	1,383,690

South Carolina — 5.9%
Revenue Bonds — 4.3%
Environmental Improvement, Georgetown County, International Paper, Series A (AMT), 5.55%, 12/1/29	650,000	622,070
State Educational Facilities Authority, Wofford College, Series A, 4.50%, 4/1/30	750,000	711,750
State Jobs Economic Development Authority, Hospital Facilities, Palmetto Health,
6.13%, 8/1/23, Series A	250,000	258,795
6.38%, 8/1/34, Series C (Pre-refunded 8/1/13 @ 100) à	40,000	45,702
State Public Service Authority, Santee Cooper, Series A (NATL), 5.00%, 1/1/30	1,800,000	1,851,156

		3,489,473

General Obligation — 1.6%
State Infrastructure, Series A, 3.00%, 10/1/24	1,370,000	1,276,306

		4,765,779

South Dakota — 7.6%
Revenue Bonds — 7.6%
City of Deadwood, Sales Tax, Series B, 6.25%, 12/1/28	1,300,000	1,332,344
Sioux Falls Health Facilities, Dow Rummel Village Project, Series A (Pre-refunded 11/15/12 @ 100), 6.63%, 11/15/23 à	620,000	689,452
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	1,013,440
AMERICAN MUNICIPAL INCOME PORTFOLO   |   2010 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶
State Economic Development Finance Authority, Pooled Loan Program, McEleeg, Series B (AMT), 5.95%, 4/1/24	$2,000,000	$2,047,200
State Health & Educational Facilities Authority, Vocational Education Program (AGC), 5.50%, 8/1/38	1,000,000	1,037,260

		6,119,696

Tennessee — 4.6%
Revenue Bonds — 1.7%
Johnson City Health and Educational Facilities, Mountain States Health, Series A (Pre-refunded 7/1/12 @ 103), 7.50%, 7/1/33 à	1,000,000	1,105,750
Shelby County Health, Educational and Housing Facility Board, Methodist Healthcare (Pre-refunded 9/1/12 @ 100), 6.50%, 9/1/21 à	240,000	264,485

		1,370,235

General Obligation — 2.9%
Shelby County, 5.00%, 4/1/20	2,000,000	2,317,780

		3,688,015

Texas — 16.9%
Revenue Bonds — 9.6%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A, 5.88%, 11/15/18	1,050,000	931,602
Houston Health Facilities Development, Retirement Facility, Buckingham Senior Living, Series A (Pre-refunded 2/15/14 @ 101), 7.00%, 2/15/26 à	1,500,000	1,776,150
North Texas Tollway Authority, First Tier, Series E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	570,730
Tarrant County Cultural Education, Hendrick Medical Center Project, Series B (AGC), 5.25%, 9/1/26	1,250,000	1,284,325
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	600,000	603,558
Tarrant County Cultural Education, Retirement Facility, The Stayton at Museum Way Project, Series A, 8.25%, 11/15/44	1,000,000	1,004,320
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project,
5.50%, 11/15/25	200,000	178,058
5.65%, 11/15/35	1,600,000	1,303,392

		7,652,135

General Obligations — 7.3%
Grand Prairie Independent School District (PSFG), 5.85%, 2/15/26	40,000	40,608
Humble Independent School District, Series A (AGC), 5.25%, 2/15/22	1,000,000	1,112,200
Plano Independent School District, Series A, 5.25%, 2/15/34	3,500,000	3,659,845
Round Rock Independent School District, 5.00%, 8/1/27	1,000,000	1,070,890

		5,883,543

		13,535,678

Washington — 6.8%
Revenue Bonds — 3.8%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	919,026
State Health Care Facilities Authority, Central Washington Health Services, 6.25%, 7/1/24	2,000,000	2,101,440

		3,020,466

General Obligation — 3.0%
State Various Purpose, Series 2011-A, 5.00%, 8/1/30	2,300,000	2,435,470

		5,455,936

Wyoming — 1.2%
Revenue Bonds — 1.2%
Sweetwater County Solid Waste Disposal — FMC Corporation Project (AMT), 5.60%, 12/1/35	1,000,000	955,000

Total Municipal Long-Term Investments (Cost: $117,361,334)		119,117,989

AMERICAN MUNICIPAL INCOME PORTFOLO   |   2010 QUARTERLY REPORT

Schedule of Investments   |   November 30, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	SHARES	VALUE ¶
Short-Term Investment — 3.6%
First American Tax Free Obligations Fund, Class Z, 0.19% x (Cost: $2,863,506)	2,863,506	$2,863,506

Total Investments ▲ — 152.2% (Cost: $120,224,840)		121,981,495

Preferred Shares at Liquidation Value — (54.3)%		(43,500,000)

Other Assets and Liabilities, Net — 2.1%		1,662,743

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$80,144,238

¶	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc., on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices, are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of November 30, 2010, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2010, the total fair value of these investments was $305,546 or 0.4% of total net assets applicable to outstanding common shares.

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2010.

x	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $120,224,840. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,680,494
Gross unrealized depreciation	(2,923,839)

Net unrealized appreciation	$1,756,655
AMERICAN MUNICIPAL INCOME PORTFOLO   |   2010 QUARTERLY REPORT

Schedule of Investments | November 30, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

ACA — ACA Financial Guaranty Corporation
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of November 30, 2010, the aggregate fair value of securities subject to the AMT was $13,799,108, which represents 17.2% of total net assets applicable to common shares.

CIFG — CDC IXIS Financial Guaranty
CMI — California Mortgage Insurance Program
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FMHA — Farmers Home Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VA — Veterans Administration
     Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments
Municipal Long-Term Investments	$—	$119,117,989	$—	$119,117,989
Short-Term Investments	2,863,506	—	—	2,863,506

Total Investments	$2,863,506	$119,117,989	$—	$121,981,495

During the period ended November 30, 2010, the fund recognized no significant transfers between valuation levels.
AMERICAN MUNICIPAL INCOME PORTFOLO | 2010 QUARTERLY REPORT

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
American Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 26, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	January 26, 2011